Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 25, 2022	Dec. 26, 2021	Dec. 27, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2) (3)		Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (2)(3)		Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)	Net Income (Loss)	Adjusted EBITDA (6)
	($)	($)		($)	($)		($)	($)	($)	($)
2022	350,144	(61,516,400)	(4)	649,693	(5,807,584)	(4)	32	76	(190,441,000)	(49,934,000)
2021	38,819,816	111,239,574	(5)	38,814,481	111,234,239	(4)	112	98	(153,175,000)	(63,099,000)

Named Executive Officers, Footnote [Text Block]	NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEOs
2022	Jon Neman	Mitch Reback, Wouleta Ayele, Jim McPhail and Daniel Shlossman
2021	Jon Neman	Nicolas Jammet and Nathaniel Ru

Peer Group Issuers, Footnote [Text Block]	Company and peer group TSR reflects the Company’s "2022 peer group" as reflected in our 2022 Annual Report on Form the 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on our IPO date of November 19, 2021 through the last day of the fiscal year presented.
PEO Total Compensation Amount	$ 350,144	$ 38,819,816
PEO Actually Paid Compensation Amount	$ (61,516,400)	111,239,574
Adjustment To PEO Compensation, Footnote [Text Block]	"Compensation Actually Paid" to our PEO (Jonathan Neman) and the average “Compensation Actually Paid” to our non-PEO NEOs in 2022 and 2021 reflects the following adjustments from Total compensation reported in the Summary Compensation Table (in thousands):

	2022		2021
	PEO	Average Non-PEO	PEO	Average Non-PEO
Total Reported in Summary Compensation Table (SCT)	$350,144	$649,693	$38,819,816	$38,814,481
Less, Value of Stock and Option Awards reported in SCT	—	(240,953)	(38,142,732)	(38,142,732)
Plus, Year-End Fair Value of Awards Granted During Fiscal Year that are Unvested and Outstanding	—	68,574	77,526,763	77,526,763
Plus, Change in Fair Value (from Prior Fiscal Year-End to Current Fiscal Year-End) of Prior Year Awards that are Outstanding and Unvested	(57,677,180)	(4,941,831)	7,770,827	7,770,827
Plus, Vesting Date Fair Value of Awards Granted During Fiscal Year and that Vested During Fiscal Year	—	21,083	—	—
Plus, Change in Fair Value (from Prior Fiscal Year-End to Vesting Date) of Prior Year Awards that Vested During Fiscal Year	(4,189,364)	(1,364,150)	25,264,900	25,264,900
Less Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—	—
Total Adjustments	(61,866,544)	(6,457,277)	72,419,758	72,419,758
"Compensation Actually Paid” for Fiscal Year	$(61,516,400)	$(5,807,584)	$111,239,574	$111,234,239

Non-PEO NEO Average Total Compensation Amount	$ 649,693	38,814,481
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,807,584)	111,234,239
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	"Compensation Actually Paid" to our PEO (Jonathan Neman) and the average “Compensation Actually Paid” to our non-PEO NEOs in 2022 and 2021 reflects the following adjustments from Total compensation reported in the Summary Compensation Table (in thousands):

	2022		2021
	PEO	Average Non-PEO	PEO	Average Non-PEO
Total Reported in Summary Compensation Table (SCT)	$350,144	$649,693	$38,819,816	$38,814,481
Less, Value of Stock and Option Awards reported in SCT	—	(240,953)	(38,142,732)	(38,142,732)
Plus, Year-End Fair Value of Awards Granted During Fiscal Year that are Unvested and Outstanding	—	68,574	77,526,763	77,526,763
Plus, Change in Fair Value (from Prior Fiscal Year-End to Current Fiscal Year-End) of Prior Year Awards that are Outstanding and Unvested	(57,677,180)	(4,941,831)	7,770,827	7,770,827
Plus, Vesting Date Fair Value of Awards Granted During Fiscal Year and that Vested During Fiscal Year	—	21,083	—	—
Plus, Change in Fair Value (from Prior Fiscal Year-End to Vesting Date) of Prior Year Awards that Vested During Fiscal Year	(4,189,364)	(1,364,150)	25,264,900	25,264,900
Less Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—	—
Total Adjustments	(61,866,544)	(6,457,277)	72,419,758	72,419,758
"Compensation Actually Paid” for Fiscal Year	$(61,516,400)	$(5,807,584)	$111,239,574	$111,234,239

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Note: sweetgreen's TSR was not available in 2020
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	Note: sweetgreen's TSR was not available in 2020
Total Shareholder Return Amount	$ 32	112
Peer Group Total Shareholder Return Amount	76	98
Net Income (Loss)	$ (190,441,000)	$ (153,175,000)
Company Selected Measure Amount	(49,934,000)	(63,099,000)
PEO Name	Jon Neman	Jon Neman
Additional 402(v) Disclosure [Text Block]	Except as described in footnote (3) below, fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was calculated in accordance with ASC Topic 718, and the valuation methods used to calculate the fair values did not materially differ from those disclosed at the time of grant. For the portion of "Compensation Actually Paid" that represents compensation based on year-end stock prices, the following prices were used: for 2022, $8.83 (72% reduction from prior year); for 2021, $31.36 (304% increase from IPO date); and for 2020, $7.77 (which is prior to the IPO date, and was based on the active 409A price as of that date).We believe the “Compensation Actually Paid” in each of the years reported above is reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” is in line with business performance, primarily due our stock price performance and our achievement against pre-established performance goals under our Annual Bonus Plan. See “—Compensation Discussion and Analysis” above for additional information regarding our Annual Bonus Plan and other elements of our executive compensation program.
Average Compensation, Share Price	$ 8.83	$ 31.36	$ 7.77
Increase (Decrease) In Average Compensation, Share Price, Percent	72.00%	304.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA, a non-GAAP measure, is defined as net loss adjusted to exclude interest income, interest expense, provision for income taxes, depreciation and amortization, stock-based compensation expense, loss on disposal of property and equipment, Spyce acquisition costs, amortization of cloud-based software implementation costs, other expense, and in certain periods, impairment and closure costs, and restructuring charges.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	sweetgreen stock price performance
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (61,866,544)	$ 72,419,758
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(38,142,732)
PEO [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	77,526,763
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(57,677,180)	7,770,827
PEO [Member] | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,189,364)	25,264,900
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,457,277)	72,419,758
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(240,953)	(38,142,732)
Non-PEO NEO [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	68,574	77,526,763
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,941,831)	7,770,827
Non-PEO NEO [Member] | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,083	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,364,150)	25,264,900
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0